Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Parenthetical) (Detail)		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	49.00%	49.00%	49.00%